UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Regis Management Company, LLC
Address:  300 Hamilton Avenue, Suite 400
          Palo Alto, CA  94301

Form 13F File Number:    28-11606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert F.X. Burlinson
Title:    Chief Investment Officer
Phone:    (650) 838-1030

Signature, Place and Date of Signing:

     Robert F.X. Burlinson         Palo Alto, CA       July 24, 2006
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     29-________________      ________________________________________
     [Repeat as necessary.]

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           ___________

Form 13F Information Table Entry Total:      37

Form 13F Information Table Value Total:      175,414 (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name

     ____      28-___________           ___________________________

     [Repeat as necessary.]

NAME OF ISSUER             TITLE CUSIP       VALUE X1000  SHARES      INV.   OTHE  VOTING AUTH
                           OF                                         DISC.  R
                           CLASS                                             MGR
                                                                                   SOLE

Braskem SA-BRL ADR         Commo 105532105    $8,409       689,800    Sole          689,800
                           n
Concorde Career Colleges   Commo 20651H201    $1,111       57,976     Sole          57,976
Inc                        n
Chesapeake Energy Corp     Commo 165167107    $323         10,675     Sole          10,675
                           n
Deluxe Corporation         Commo 480191012    $3,068       175,500    Sole          175,500
                           n
Encore Acquisition         Commo 29255W100    $62          2,300      Sole          2,300
Company                    n
Enterprise Products        Commo 937921078    $2,590       104,000    Sole          104,000
                           n
Equinox Minderals LTD      Commo 9445L2049    $5,884                  Sole          5,054,757
                           n                              5,054,757
Energy Transfer Partners   Commo 9273R1095    $3,096       69,341     Sole          69,341
                           n
Fairfax Financial          Commo 039011026    $7,630       80,290     Sole          80,290
Holdings                   n
Flotek Industries Inc      Commo 343389102    $1,602       103,036    Sole          103,036
                           n
Ishares Trust FTSE Xinhau  Commo 464287184    $16,988      221,202    Sole          221,202
HK  China 25 Index FD      n
ishares Goldman Sachs Nat  Commo 464287374    $1,441       14,486     Sole          14,486
Resource Index             n
Mobile Telesystems OJSC    Commo 607409109    $7,243       246,030    Sole          246,030
Spon ADR                   n
Mercury Interactive        Commo 589405109    $7,396       211,500    Sole          211,500
Corporation                n
Mills Corporation          Commo 011481099    $3,226       120,600    Sole          120,600
                           n
Occidental Petroleum       Commo 674599105    $7,690       74,983     Sole          74,983
Corporation                n
Plains All American        Commo 265031051    $2,783       63,721     Sole          63,721
Pipeline                   n
Pinnacle Airlines          Commo 723443107    $3,300       468,691    Sole          468,691
Corporation                n
Pacific Energy Partners    Commo 9422R1059    $2,546       78,152     Sole          78,152
                           n
Plains Exploration &       Commo 726505100    $9,742       240,300    Sole          240,300
Production Company         n
Canadian Superior Energy   Commo 136644101    $4,566                  Sole          2,260,500
                           n                              2,260,500
Savient Pharmaceuticals    Commo 80517Q100    $2,681       510,577    Sole          510,577
Inc                        n
Symantec Corporation       Commo 715031089    $23,813                 Sole          1,532,339
                           n                              1,532,339
Templeton Dragon Fund      Commo 88018T101    $2,135       103,500    Sole          103,500
                           n
Houston Exploration        Commo 442120101    $2,233       36,500     Sole          36,500
Corporation                n
Valero L.P.                Commo 1913W1045    $2,503       50,715     Sole          50,715
                           n
Yanzhou Coal Mining Co.    Commo 000913124    $556         751,200    Sole          751,200
Ltd ORD                    n
Berkshire Hathaway         Commo 846701086    $2,108       23         Sole          23
                           n
High River Gold Mines LTD  Commo 2979J1075    $4,605                  Sole          2,235,400
                           n                              2,235,400
Bear Creek Mining          Commo 7380N1042    $2,056       374,300    Sole          374,300
Corporation                n
Constellation Copper       Commo 1036T2092    $9,783                  Sole          4,300,000
Corporation                n                              4,300,000
Eurozinc                   Commo 988041059    $3,058                  Sole          1,269,000
                           n                              1,269,000
Paladin Resources NL       Commo 00000PDN8    $1,679       550,550    Sole          550,550
                           n
Proquest Company           Commo 4346P1021    $6,548       532,800    Sole          532,800
                           n
Tournigan Gold             Commo 915651035    $2,425                  Sole          1,568,600
                           n                              1,568,600
Western Prospector Group   Commo 592621069    $1,598       800,000    Sole          800,000
LTD                        n
Yamana Gold                Commo 8462Y1007    $6,940       703,900    Sole          703,900
                           n





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